As filed with the Securities and Exchange Commission on May 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2011(Unaudited)
	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.3%
Hexcel Corporation (a)	556,100	$10,949,609

Air Freight & Logistics - 1.4%
Forward Air Corporation	108,600	3,326,418
UTI Worldwide, Inc. (b)	399,850	8,092,964
		11,419,382
Auto Components - 1.0%
Group 1 Automotive, Inc.	193,200	8,268,960

Biotechnology - 1.4%
PAREXEL International Corporation (a)	471,650	11,744,085

Capital Markets - 2.0%
Evercore Partners, Inc. - Class A	215,946	7,404,788
Raymond James Financial, Inc.	248,400	9,498,816
		16,903,604
Chemicals - 1.6%
Calgon Carbon Corporation (a)	297,500	4,724,300
Cytec Industries Inc.	158,200	8,601,334
		13,325,634
Commercial Banks - 4.3%
Glacier Bancorp, Inc.	470,530	7,081,476
Home Bancshares Inc.	261,050	5,938,888
Prosperity Bancshares, Inc.	194,275	8,309,142
Texas Capital Bancshares, Inc. (a)	302,600	7,864,574
Umpqua Holdings Corporation	586,500	6,709,560
		35,903,640
Commercial Services & Supplies - 3.0%
Insperity, Inc.	383,700	11,656,806
Interface, Inc. - Class A	588,150	10,874,893
Mobile Mini, Inc. (a)	87,550	2,102,951
		24,634,650
Communications Equipment - 3.6%
Arris Group Inc. (a)	480,600	6,122,844
Brocade Communications Systems, Inc. (a)	1,691,200	10,400,880
Emulex Corporation (a)	785,600	8,382,352
NICE Systems Limited - ADR (a) (b)	129,750	4,792,965
		29,699,041
Computers & Peripherals - 1.0%
SMART Technologies Inc. - Class A (a) (b)	796,550	8,132,775

Consumer Finance - 2.7%
Cash America International, Inc.	213,825	9,846,641
First Cash Financial Services, Inc. (a)	317,051	12,238,169
		22,084,810
Containers & Packaging - 0.9%
Silgan Holdings Inc.	205,150	7,824,421

Distributors - 2.7%
LKQ Corporation (a)	319,100	7,690,310
WESCO International, Inc. (a)	237,575	14,848,438
		22,538,748

Diversified Consumer Services - 1.1%
American Public Education Inc. (a)	231,025	9,344,961

Electrical Equipment & Instruments - 3.1%
Belden Inc.	248,425	9,328,359
Franklin Electric Co., Inc.	170,011	7,854,508
II-VI, Incorporated (a)	83,150	4,136,712
SunPower Corporation - Class A (a)	249,950	4,284,143
		25,603,722
Electronic Equipment & Instruments - 3.0%
Anixter International Inc.	119,800	8,372,822
National Instruments Corporation	300,600	9,850,662
Rofin-Sinar Technologies, Inc. (a)	167,575	6,619,213
		24,842,697
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (a)	151,800	7,048,074
CARBO Ceramics Inc.	90,750	12,806,640
Core Laboratories N.V. (b)	80,700	8,245,119
Dril-Quip, Inc. (a)	127,325	10,062,495
		38,162,328
Food & Staples Retailing - 1.0%
Ruddick Corporation	213,000	8,219,670

Food Products - 0.5%
SunOpta Inc. (a) (b)	540,287	4,008,930

Health Care Equipment & Supplies - 3.1%
American Medical Systems Holdings, Inc. (a)	368,750	7,979,750
PerkinElmer, Inc.	329,800	8,663,846
Zoll Medical Corporation (a)	201,050	9,009,050
		25,652,646
Health Care Providers & Services - 5.4%
Health Management Associates Inc. - Class A (a)	814,500	8,878,050
HMS Holdings Corporation (a)	136,300	11,156,155
MWI Veterinary Supply, Inc. (a)	174,150	14,050,422
PSS World Medical, Inc. (a)	395,900	10,748,685
		44,833,312
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (a)	158,700	6,241,671
LIFE TIME FITNESS, Inc. (a)	107,157	3,998,028
		10,239,699
Household Durables - 1.1%
Tempur-Pedic International Inc. (a)	186,650	9,455,689

Industrial Conglomerates - 0.9%
Raven Industries, Inc.	123,150	7,563,873

Insurance - 1.0%
AmTrust Financial Services, Inc.	414,639	7,907,166

Internet Software & Services - 3.2%
Digital River, Inc. (a)	276,100	10,334,423
LivePerson, Inc. (a)	679,350	8,586,984
LogMeIn, Inc. (a)	168,750	7,114,500
		26,035,907
Leisure Equipment & Products - 1.1%
Brunswick Corporation	348,375	8,859,176

Machinery - 9.3%
Actuant Corporation - Class A	351,050	10,180,450
Albany International Corporation - Class A	196,100	4,882,890
Astec Industries, Inc. (a)	264,400	9,859,476
CIRCOR International, Inc.	212,900	10,010,558
CLARCOR Inc.	187,400	8,419,882
EnPro Industries, Inc. (a)	219,750	7,981,320
Harsco Corporation	155,173	5,476,055
The Middleby Corporation (a)	102,950	9,596,999
Westport Innovations Inc. (a) (b)	478,265	10,512,265
		76,919,895
Marine - 1.0%
Kirby Corporation (a)	145,850	8,355,747

Media - 2.8%
Cinemark Holdings, Inc.	494,675	9,571,961
Live Nation Inc. (a)	619,100	6,191,000
National CineMedia, Inc.	372,700	6,958,309
		22,721,270
Metals & Mining - 2.6%
Carpenter Technology Corporation	264,550	11,298,931
Haynes International, Inc.	176,103	9,764,911
		21,063,842
Oil & Gas & Consumable Fuels - 7.4%
Approach Resources Inc. (a)	359,703	12,086,021
Brigham Exploration Company (a)	264,400	9,830,392
Gulfport Energy Corporation (a)	179,600	6,492,540
Oasis Petroleum Inc. (a)	281,450	8,899,449
Rosetta Resources, Inc. (a)	298,103	14,171,817
SM Energy Company	124,750	9,255,202
		60,735,421
Paper & Forest Products - 1.1%
Louisiana-Pacific Corporation (a)	863,100	9,062,550

Pharmaceuticals - 0.8%
Endo Pharmaceuticals Holdings Inc. (a)	177,550	6,775,308

Real Estate Investment Trusts - 1.0%
Potlatch Corporation	207,850	8,355,570

Software - 7.5%
Aspen Technology, Inc. (a)	594,400	8,910,056
Ebix, Inc. (a)	358,600	8,480,890
Lawson Software, Inc. (a)	936,600	11,332,860
MicroStrategy Incorporated - Class A (a)	86,437	11,624,048
Pegasystems Inc.	268,647	10,192,467
TIBCO Software Inc. (a)	412,750	11,247,437
		61,787,758
Specialty Retail - 5.6%
DSW Inc. - Class A (a)	270,700	10,817,172
Hibbett Sports Inc. (a)	228,953	8,198,807
Monro Muffler Brake, Inc.	198,433	6,544,320
Tractor Supply Company	181,426	10,860,160
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	197,950	9,527,334
		45,947,793

Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. (a)	563,300	10,049,272
The Warnaco Group, Inc. (a)	121,600	6,954,304
		17,003,576
TOTAL COMMON STOCKS
(Cost $545,343,978)		812,887,865

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds (c) - 2.4%
Federated Government Obligations Fund - Institutional Shares, 0.01%	19,637,702	19,637,702

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,637,702)		19,637,702

Total Investments - 100.8%
(Cost $564,981,680)		832,525,567

Liabilities in Excess of Other Assets - (0.8)%		(6,993,227)

TOTAL NET ASSETS - 100.0%		$825,532,340

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$564,981,680
Gross unrealized appreciation	$269,537,772
Gross unrealized depreciation	(1,993,885)
Net unrealized appreciation	$267,543,887

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Equity Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 3.5%
Honeywell International Inc.	21,000	$1,253,910
Rockwell Collins, Inc.	25,400	1,646,682
		2,900,592
Beverages - 2.3%
The Coca-Cola Company	14,000	928,900
PepsiCo, Inc.	15,000	966,150
		1,895,050
Biotechnology - 1.0%
Celgene Corporation (a)	15,000	862,950

Capital Markets - 0.9%
Northern Trust Corporation	14,000	710,500

Chemicals - 6.7%
Air Products and Chemicals, Inc.	9,000	811,620
Calgon Carbon Corporation (a)	22,000	349,360
E. I. du Pont de Nemours and Company	29,800	1,638,106
FMC Corporation	19,500	1,656,135
Monsanto Company	15,900	1,148,934
		5,604,155
Commercial Banks - 8.6%
Bank of America Corporation	68,250	909,772
Cullen/Frost Bankers, Inc.	28,000	1,652,560
Glacier Bancorp, Inc.	64,000	963,200
Hancock Holding Company	27,000	886,680
Prosperity Bancshares, Inc.	24,000	1,026,480
Texas Capital Bancshares, Inc.	18,000	467,820
Wells Fargo & Company	40,000	1,268,000
		7,174,512
Commercial Services & Supplies - 2.1%
Republic Services, Inc.	24,100	723,964
Robert Half International, Inc.	15,000	459,000
Waste Connections, Inc.	20,800	598,832
		1,781,796
Computers & Peripherals - 5.2%
Apple Inc. (a)	3,300	1,149,885
EMC Corporation (a)	59,400	1,577,070
International Business Machines Corporation	10,000	1,630,700
		4,357,655
Construction & Engineering - 0.9%
Foster Wheeler AG (a)(b)	20,000	752,400

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	16,600	1,488,522

Containers & Packaging - 1.2%
Ball Corporation	27,300	978,705

Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	21,450	988,845

Diversified Telecommunication Services - 1.2%
AT&T Inc.	33,800	1,034,280

Electrical Equipment & Instruments - 3.7%
Emerson Electric Co.	25,200	1,472,436
Franklin Electric Co., Inc.	10,000	462,000
Roper Industries, Inc.	12,990	1,123,115
		3,057,551
Electronic Equipment & Instruments - 2.8%
National Instruments Corporation	37,500	1,228,875
Trimble Navigation Limited (a)	21,000	1,061,340
		2,290,215
Energy Equipment & Services - 0.8%
National Oilwell Varco Inc.	8,000	634,160

Food & Staples Retailing - 1.4%
CVS Caremark Corporation	10,000	343,200
Walgreen Company	20,000	802,800
		1,146,000
Health Care Equipment & Supplies - 5.0%
Covidien plc (b)	19,000	986,860
DENTSPLY International Inc.	27,000	998,730
PerkinElmer, Inc.	40,000	1,050,800
Thermo Fisher Scientific, Inc. (a)	20,000	1,111,000
		4,147,390
Health Care Providers & Services - 0.7%
Express Scripts, Inc. (a)	11,000	611,710

Hotels, Restaurants & Leisure - 0.5%
Carnival Corporation (b)	11,300	433,468

Household Products - 3.1%
Energizer Holdings, Inc. (a)	5,800	412,728
Kimberly-Clark Corporation	12,000	783,240
The Procter & Gamble Company	22,000	1,355,200
		2,551,168
Internet Catalog & Retail - 0.9%
Amazon.com, Inc. (a)	4,000	720,520

Internet Software & Services - 0.8%
Google Inc. - Class A (a)	1,200	703,452

Leisure Equipment & Products - 1.7%
Brunswick Corporation	55,000	1,398,650

Machinery - 1.8%
Danaher Corporation	28,000	1,453,200

Marine - 1.5%
Kirby Corporation (a)	22,000	1,260,380

Media - 2.3%
Cinemark Holdings, Inc.	25,000	483,750
Comcast Corporation - Class A	25,500	630,360
Time Warner Inc.	22,000	785,400
		1,899,510

Metals & Mining - 2.0%
Newmont Mining Corporation	13,000	709,540
Titanium Metals Corporation (a)	53,200	988,456
		1,697,996
Oil & Gas & Consumable Fuels - 12.6%
Cabot Oil & Gas Corporation	19,650	1,040,861
ConocoPhillips	15,000	1,197,900
EOG Resources, Inc.	9,000	1,066,590
Exxon Mobil Corporation	24,000	2,019,120
Noble Energy, Inc.	10,000	966,500
Occidental Petroleum Corporation	9,000	940,410
Peabody Energy Corporation	13,100	942,676
Range Resources Corporation	18,000	1,052,280
SM Energy Company	8,000	593,520
The Williams Companies, Inc.	20,000	623,600
		10,443,457
Pharmaceuticals - 3.9%
Abbott Laboratories	21,900	1,074,195
Johnson & Johnson	14,200	841,350
Pfizer Inc.	63,700	1,293,747
		3,209,292
Real Estate - 0.7%
CB Richard Ellis Group, Inc. - Class A (a)	21,000	560,700

Road & Rail - 1.6%
Kansas City Southern (a)	8,500	462,825
Union Pacific Corporation	9,000	884,970
		1,347,795
Semiconductor & Semiconductor Equipment - 0.7%
Texas Instruments, Incorporated	18,000	622,080

Software - 4.7%
Adobe Systems Incorporated (a)	28,000	928,480
Microsoft Corporation	19,000	481,840
Nuance Communications, Inc. (a)	42,000	821,520
Oracle Corporation	48,900	1,631,793
		3,863,633
Specialty Retail - 5.4%
Guess?, Inc.	8,930	351,396
PetSmart, Inc.	30,000	1,228,500
Tiffany & Co.	18,000	1,105,920
Tractor Supply Company	30,000	1,795,800
		4,481,616
Textiles, Apparel & Luxury Goods - 0.8%
VF Corporation	7,000	689,710

TOTAL COMMON STOCKS
(Cost $59,487,629)		79,753,615

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds (c) - 4.0%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	884,347	884,347
Federated Government Obligations Fund - Institutional Shares, 0.01%	2,426,247	2,426,247

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,310,594)		3,310,594

Total Investments - 100.0%
(Cost $62,798,223)	83,064,209

Other Assets in Excess of Liabilities - 0.0%	35,962

TOTAL NET ASSETS - 100.0%	$83,100,171

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$62,798,223
Gross unrealized appreciation	$21,573,652
Gross unrealized depreciation	(1,307,666)
Net unrealized appreciation	$20,265,986

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Balanced Fund
Schedule of Investments	Shares or
March 31, 2011 (Unaudited)	Principal
	Amount	Value
COMMON STOCKS - 71.7%
Aerospace & Defense - 2.7%
General Dynamics Corporation	1,700	$130,152
Raytheon Company	3,132	159,325
Rockwell Collins, Inc.	3,400	220,422
		509,899
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	2,400	178,368

Beverages - 2.1%
The Coca-Cola Company	2,900	192,415
PepsiCo, Inc.	3,200	206,112
		398,527
Biotechnology - 2.2%
Celgene Corporation (a)	4,000	230,120
Charles River Laboratories International, Inc. (a)	4,600	176,548
		406,668
Capital Markets - 2.5%
Bank of New York Mellon Corporation	4,470	133,519
The Goldman Sachs Group, Inc.	900	142,623
Lazard Ltd. - Class A (b)	4,800	199,584
		475,726
Chemicals - 3.6%
Air Products and Chemicals, Inc.	1,800	162,324
E. I. du Pont de Nemours and Company	2,900	159,413
FMC Corporation	2,400	203,832
Monsanto Company	2,100	151,746
		677,315
Commercial Banks - 3.0%
Bank of America Corporation	13,800	183,954
Cullen/Frost Bankers, Inc.	2,800	165,256
Wells Fargo & Company	7,000	221,900
		571,110
Commercial Services & Supplies - 1.8%
Robert Half International, Inc.	4,200	128,520
Waste Management, Inc.	5,500	205,370
		333,890
Communications Equipment - 1.4%
Cisco Systems, Inc.	5,700	97,755
Harris Corporation	3,200	158,720
		256,475
Computers & Peripherals - 4.2%
Apple Inc. (a)	900	313,605
EMC Corporation (a)	8,600	228,330
International Business Machines Corporation	1,500	244,605
		786,540
Containers & Packaging - 0.9%
Ball Corporation	4,500	161,325

Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	4,900	225,890

Diversified Telecommunication Services - 1.2%
AT&T Inc.	7,500	229,500

Electrical Equipment & Instruments - 1.0%
Emerson Electric Co.	3,300	192,819

Electronic Equipment & Instruments - 1.3%
National Instruments Corporation	7,500	245,775

Energy Equipment & Services - 1.2%
Schlumberger Limited (b)	2,500	233,150

Food & Staples Retailing - 3.8%
CVS Caremark Corporation	5,100	175,032
The Kroger Co.	8,200	196,554
Walgreen Company	4,300	172,602
Wal-Mart Stores, Inc.	3,400	176,970
		721,158
Health Care Equipment & Supplies - 2.1%
PerkinElmer, Inc.	8,500	223,295
Thermo Fisher Scientific, Inc. (a)	3,100	172,205
		395,500
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	3,300	183,513

Household Products - 2.7%
Colgate-Palmolive Company	2,300	185,748
Kimberly-Clark Corporation	1,700	110,959
The Procter & Gamble Company	3,400	209,440
		506,147
Industrial Conglomerates - 1.1%
General Electric Company	10,480	210,124

Insurance - 1.0%
Prudential Financial, Inc.	3,100	190,898

Internet Catalog & Retail - 2.0%
Amazon.com, Inc. (a)	1,200	216,156
Expedia, Inc.	7,200	163,152
		379,308
Internet Software & Services - 0.9%
Google Inc. - Class A (a)	300	175,863

IT Consulting & Services - 2.1%
Accenture plc - Class A (b)	3,400	186,898
Automatic Data Processing, Inc.	4,200	215,502
		402,400
Machinery - 1.2%
Danaher Corporation	4,400	228,360

Media - 4.0%
CBS Corporation - Class B	10,300	257,912
DIRECTTV - Class A (a)	3,300	154,440
Time Warner Inc.	5,000	178,500
The Walt Disney Company	4,000	172,360
		763,212
Multiline Retail - 1.0%
Kohl's Corporation	3,600	190,944

Oil & Gas & Consumable Fuels - 7.7%
Cabot Oil & Gas Corporation	4,400	233,068
Chevron Corporation	1,795	192,837
Denbury Resources Inc. (a)	7,000	170,800
Devon Energy Corporation	1,700	156,009
EOG Resources, Inc.	1,400	165,914
Exxon Mobil Corporation	3,932	330,799
SM Energy Company	2,800	207,732
		1,457,159
Pharmaceuticals - 3.1%
Abbott Laboratories	3,900	191,295
Alcon, Inc. (b)	1,100	182,061
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,400	220,748
		594,104
Software - 3.1%
Adobe Systems Incorporated (a)	5,900	195,644
Nuance Communications, Inc. (a)	10,400	203,424
Oracle Corporation	5,500	183,535
		582,603
Specialty Retail - 2.8%
The Home Depot, Inc.	5,200	192,712
O'Reilly Automotive, Inc. (a)	2,800	160,888
PetSmart, Inc.	4,300	176,085
		529,685
Textiles, Apparel & Luxury Goods - 0.9%
VF Corporation	1,800	177,354

TOTAL COMMON STOCKS
(Cost $9,615,809)		13,571,309

CORPORATE BONDS - 26.2%
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.875%, 04/01/2014	$50,000	53,327

Beverages - 2.0%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	150,000	154,355
The Coca-Cola Company
5.35%, 11/15/2017	100,000	113,243
PepsiCo, Inc.
4.65%, 02/15/2013	100,000	106,673
		374,271
Biotechnology - 0.5%
Celgene Corporation
2.45%, 10/15/2015	100,000	96,882

Capital Markets - 1.4%
Bank of New York Mellon Corporation
3.10%, 01/15/2015	125,000	128,480
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013	100,000	106,718
5.50%, 11/15/2014	35,000	38,105
		273,303

Chemicals - 1.7%
Airgas, Inc.
2.85%, 10/01/2013	75,000	76,123
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	75,000	77,845
Praxair, Inc.:
1.75%, 11/15/2012	60,000	60,776
2.125%, 06/14/2013	100,000	102,476
		317,220
Commercial Banks - 0.4%
Wells Fargo & Company
5.25%, 10/23/2012	75,000	79,532

Computers & Peripherals - 1.9%
Dell Inc.
3.375%, 06/15/2012	100,000	102,978
Hewlett-Packard Company
4.50%, 03/01/2013	100,000	106,567
International Business Machines Corporation
2.10%, 05/06/2013	150,000	153,131
		362,676
Containers & Packaging - 0.4%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013	75,000	82,406

Diversified Financial Services - 0.5%
JPMorgan Chase & Co.
1.65%, 09/30/2013	100,000	99,887

Diversified Telecommunication Services - 1.3%
AT&T Inc.
5.10%, 09/15/2014	125,000	136,803
Verizon Communications, Inc.
3.00%, 04/01/2016	100,000	99,605
		236,408
Electric Utilities - 0.8%
Georgia Power Company
1.30%, 09/15/2013	50,000	50,024
Southern Company
5.30%, 01/15/2012	100,000	103,574
		153,598
Electrical Equipment & Instruments - 0.4%
Emerson Electric Co.
4.50%, 05/01/2013	75,000	79,971

Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc.
2.50%, 07/15/2013	125,000	126,183

Energy Equipment & Services - 0.5%
BJ Services Company
5.75%, 06/01/2011	100,000	100,842

Food & Staples Retailing - 1.1%
CVS Caremark Corporation
5.75%, 06/01/2017	100,000	110,293
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	100,000	107,234
		217,527
Food Products - 0.7%
Kraft Foods Inc.
2.625%, 05/08/2013	75,000	76,797
McCormick & Company, Incorporated
5.25%, 09/01/2013	50,000	54,457
		131,254
Health Care Equipment & Supplies - 1.5%
Covidien International Finance S.A. (b)
1.875%, 06/15/2013	100,000	101,022
Thermo Fisher Scientific, Inc.:
2.15%, 12/28/2012	70,000	71,159
3.20%, 05/01/2015	110,000	112,722
		284,903
Health Care Providers & Services - 0.5%
McKesson Corporation
3.25%, 03/01/2016	100,000	100,834

Industrial Conglomerates - 0.6%
General Electric Company
5.00%, 02/01/2013	100,000	106,588

Insurance - 1.3%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	100,000	109,196
Prudential Financial, Inc.
3.625%, 09/17/2012	125,000	128,782
		237,978
Internet Catalog & Retail - 0.7%
eBay Inc.
0.875%, 10/15/2013	125,000	123,711

Media - 0.5%
Time Warner Inc.
3.15%, 07/15/2015	100,000	101,375

Metals & Mining - 0.6%
Alcoa Inc.
5.375%, 01/15/2013	100,000	106,688

Oil & Gas & Consumable Fuels - 3.7%
Apache Corporation
5.625%, 01/15/2017	75,000	84,456
ConocoPhillips
5.50%, 04/15/2013	100,000	108,732
Enterprise Products Operating LLC
4.60%, 08/01/2012	100,000	104,097
EOG Resources, Inc.
6.125%, 10/01/2013	100,000	110,791
Noble Energy, Inc.
5.25%, 04/15/2014	100,000	107,039
Occidental Petroleum Corporation
1.45%, 12/13/2013	75,000	75,083
Shell International Finance BV (b)
1.875%, 03/25/2013	100,000	101,842
		692,040
Pharmaceuticals - 1.0%
Abbott Laboratories
5.15%, 11/30/2012	50,000	53,583
Teva Pharmaceutical Industries Ltd. (b)
3.00%, 06/15/2015	125,000	126,346
		179,929
Semiconductor & Semiconductor Equipment - 0.5%
National Semiconductor Corporation
3.95%, 04/15/2015	100,000	101,959

Software - 0.7%
Adobe Systems Incorporated
3.25%, 02/01/2015	125,000	127,831

TOTAL CORPORATE BONDS
(Cost $4,815,473)		4,949,123

SHORT-TERM INVESTMENTS - 1.9%
Corporate Bonds - 0.5%
Qwest Corporation
7.875%, 09/01/2011	100,000	103,000

Money Market Funds (c) - 1.4%
Federated Government Obligations Fund - Institutional Shares, 0.01%	260,312	260,312

TOTAL SHORT-TERM INVESTMENTS
(Cost $363,179)		363,312

Total Investments - 99.8%
(Cost $14,794,461)		18,883,744

Other Assets in Excess of Liabilities - 0.2%		40,586

TOTAL NET ASSETS - 100.0%		$18,924,330

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$14,794,461
Gross unrealized appreciation	$4,162,233
Gross unrealized depreciation	(72,950)
Net unrealized appreciation	$4,089,283

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Fixed Income Fund
Schedule of Investments	Shares or
March 31, 2011 (Unaudited)	Principal
	Amount	Value
CORPORATE BONDS - 91.5%
Aerospace & Defense - 4.4%
General Dynamics Corporation:
4.25%, 05/15/2013	$250,000	$266,198
5.25%, 02/01/2014	225,000	248,911
5.375%, 08/15/2015	1,375,000	1,535,220
Honeywell International Inc.:
4.25%, 03/01/2013	1,300,000	1,379,759
3.875%, 02/15/2014	270,000	288,319
Lockheed Martin Corporation
7.65%, 05/01/2016	1,250,000	1,517,698
Raytheon Company
1.625%, 10/15/2015	900,000	860,261
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	459,604
United Technologies Corporation
6.10%, 05/15/2012	700,000	743,455
		7,299,425
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
3.875%, 04/01/2014	625,000	666,589

Beverages - 3.3%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	2,000,000	2,058,062
The Coca-Cola Company:
3.625%, 03/15/2014	400,000	423,994
5.35%, 11/15/2017	1,500,000	1,698,648
PepsiCo, Inc.:
4.65%, 02/15/2013	1,035,000	1,104,063
7.90%, 11/01/2018	214,000	272,027
		5,556,794
Biotechnology - 1.6%
Celgene Corporation
2.45%, 10/15/2015	1,700,000	1,646,994
Gilead Sciences, Inc.
4.50%, 04/01/2021	1,000,000	990,082
		2,637,076
Building Products - 1.9%
Masco Corporation:
5.875%, 07/15/2012	1,645,000	1,722,685
7.125%, 03/15/2020	1,350,000	1,399,383
		3,122,068
Capital Markets - 2.4%
The Goldman Sachs Group, Inc.:
3.625%, 08/01/2012	1,000,000	1,031,594
5.125%, 01/15/2015	1,000,000	1,069,500
Morgan Stanley
5.00%, 08/31/2025
Callable 08/31/2011	2,000,000	1,961,476
		4,062,570
Chemicals - 3.8%
Airgas, Inc.
2.85%, 10/01/2013	1,160,000	1,177,371
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	1,775,000	1,842,331

The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,764,839
Praxair, Inc.:
6.375%, 04/01/2012	925,000	973,857
1.75%, 11/15/2012	372,000	376,812
5.25%, 11/15/2014	200,000	223,567
		6,358,777
Commercial Banks - 1.7%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,130,119
5.375%, 06/15/2014	1,025,000	1,097,656
Frost National Bank
6.875%, 08/01/2011	500,000	509,546
		2,737,321
Commercial Services & Supplies - 0.6%
Republic Services, Inc.
5.50%, 09/15/2019	1,000,000	1,074,743

Communications Equipment - 2.6%
Cisco Systems, Inc.:
2.90%, 11/17/2014	340,000	353,261
5.50%, 02/22/2016	1,000,000	1,124,035
4.95%, 02/15/2019	700,000	752,697
Harris Corporation:
5.00%, 10/01/2015	1,088,000	1,138,440
6.375%, 06/15/2019	900,000	1,025,427
		4,393,860
Computers & Peripherals - 4.7%
Dell Inc.:
3.375%, 06/15/2012	1,175,000	1,209,987
5.625%, 04/15/2014	750,000	828,125
Hewlett-Packard Company:
4.25%, 02/24/2012	200,000	206,830
6.50%, 07/01/2012	700,000	748,105
4.50%, 03/01/2013	1,295,000	1,380,040
International Business Machines Corporation:
2.10%, 05/06/2013	1,750,000	1,786,535
5.70%, 09/14/2017	1,500,000	1,700,086
		7,859,708
Containers & Packaging - 3.4%
Ball Corporation:
7.125%, 09/01/2016	1,825,000	2,005,219
Callable 09/01/2013
5.75%, 05/15/2021	2,000,000	1,965,000
Callable 11/15/2015
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,608,198
		5,578,417
Diversified Telecommunication Services - 5.3%
AT&T Inc.
5.10%, 09/15/2014	1,750,000	1,915,244
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,028,599
CenturyLink Inc.
6.15%, 09/15/2019	1,402,000	1,474,537
Qwest Corporation
7.875%, 09/01/2011	1,550,000	1,596,500
Verizon Communications Inc.:
5.25%, 04/15/2013	275,000	296,495
5.55%, 02/15/2016	1,000,000	1,111,828
3.00%, 04/01/2016	490,000	488,064
5.50%, 02/15/2018	875,000	955,276
		8,866,543

Electric Utilities - 0.7%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,128,179

Electrical Equipment & Instruments - 0.3%
Emerson Electric Co.
4.50%, 05/01/2013	425,000	453,169

Energy Equipment & Services - 2.7%
Baker Hughes Incorporated
6.50%, 11/15/2013	725,000	816,887
BJ Services Company
5.75%, 06/01/2011	2,000,000	2,016,846
Weatherford International, Inc.
6.35%, 06/15/2017	1,550,000	1,715,236
		4,548,969
Food & Staples Retailing - 6.4%
Costco Wholesale Corporation
5.30%, 03/15/2012	700,000	731,413
CVS Caremark Corporation:
5.75%, 08/15/2011	675,000	687,677
4.875%, 09/15/2014	330,000	358,061
3.25%, 05/18/2015	1,000,000	1,016,788
5.75%, 06/01/2017	2,750,000	3,033,049
Sysco Corporation
4.20%, 02/12/2013	1,175,000	1,240,134
Walgreen Company
4.875%, 08/01/2013	1,955,000	2,119,480
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	1,400,000	1,501,280
		10,687,882
Food Products - 1.0%
McCormick & Company, Incorporated
5.25%, 09/01/2013	1,450,000	1,579,240

Health Care Equipment & Supplies - 3.3%
Covidien International Finance S.A. (a)
1.875%, 06/15/2013	1,550,000	1,565,844
Medtronic, Inc.
4.50%, 03/15/2014	900,000	968,324
Thermo Fisher Scientific, Inc.:
2.15%, 12/28/2012	1,900,000	1,931,464
3.25%, 11/20/2014	900,000	936,379
		5,402,011
Health Care Providers & Services - 2.7%
Express Scripts, Inc.:
5.25%, 06/15/2012	1,000,000	1,048,075
6.25%, 06/15/2014	1,000,000	1,111,763
McKesson Corporation
3.25%, 03/01/2016	2,275,000	2,293,983
		4,453,821
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corporation
5.35%, 03/01/2018	1,000,000	1,121,772

Household Durables - 2.7%
Jarden Corporation:
8.00%, 05/01/2016
Callable 05/01/2013	1,000,000	1,098,750
7.50%, 05/01/2017	1,900,000	2,037,750
7.50%, 01/15/2020
Callable 01/15/2015	1,340,000	1,413,700
		4,550,200

Household Products - 1.3%
Kimberly-Clark Corporation
5.625%, 02/15/2012	1,000,000	1,045,063
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	775,000	1,048,151
		2,093,214
Industrial Conglomerates - 2.0%
3M Co.
4.375%, 08/15/2013	1,500,000	1,619,817
General Electric Company
5.00%, 02/01/2013	1,600,000	1,705,400
		3,325,217
Industrial Power Producers & Energy Traders - 0.6%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,044,707

Insurance - 2.1%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,337,648
Prudential Financial, Inc.:
3.625%, 09/17/2012	1,375,000	1,416,601
2.75%, 01/14/2013	750,000	765,007
		3,519,256
Internet Catalog & Retail - 0.6%
eBay Inc.
0.875%, 10/15/2013	1,000,000	989,684

IT Consulting & Services - 0.8%
Western Union Company:
5.40%, 11/17/2011	150,000	154,433
5.93%, 10/01/2016	1,000,000	1,111,833
		1,266,266
Media - 2.1%
Time Warner Inc.
3.15%, 07/15/2015	1,500,000	1,520,624
The Walt Disney Company:
4.70%, 12/01/2012	225,000	239,123
5.625%, 09/15/2016	1,500,000	1,711,345
		3,471,092
Metals & Mining - 1.5%
Alcoa Inc.:
6.00%, 01/15/2012	1,310,000	1,359,954
5.375%, 01/15/2013	590,000	629,462
5.55%, 02/01/2017	500,000	529,386
		2,518,802
Multiline Retail - 0.2%
Kohl's Corporation
6.25%, 12/15/2017	282,000	323,539

Oil & Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corporation:
5.95%, 09/15/2016	2,000,000	2,177,310
6.375%, 09/15/2017	2,000,000	2,204,322
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,677,622

ConocoPhillips
4.75%, 10/15/2012	875,000	927,806
Denbury Resources Inc.
7.50%, 04/01/2013
Callable 04/01/2011	1,000,000	1,000,000
Devon Financing Corp. ULC (a)
6.875%, 09/30/2011	1,798,000	1,853,170
Enterprise Products Operating LLC
4.60%, 08/01/2012	1,000,000	1,040,973
EOG Resources, Inc.:
6.125%, 10/01/2013	1,500,000	1,661,856
2.95%, 06/01/2015	1,200,000	1,211,410
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,605,583
Occidental Petroleum Corporation
1.45%, 12/13/2013	2,000,000	2,002,224
Peabody Energy Corporation:
5.875%, 04/15/2016
Callable 04/15/2011	1,000,000	1,017,500
6.50%, 09/15/2020	500,000	538,750
Range Resources Corporation
8.00%, 05/15/2019
Callable 05/15/2014	500,000	553,750
Shell International Finance BV (a)
1.875%, 03/25/2013	750,000	763,818
		20,236,094
Pharmaceuticals - 3.5%
Abbott Laboratories
5.15%, 11/30/2012	675,000	723,376
Eli Lilly & Company
4.20%, 03/06/2014	950,000	1,019,048
Teva Pharmaceutical Industries Ltd. (a):
3.00%, 06/15/2015	2,030,000	2,051,857
5.55%, 02/01/2016	1,860,000	2,072,624
		5,866,905
Road & Rail - 1.3%
Burlington Northern Santa Fe Corporation
5.65%, 05/01/2017	185,000	206,262
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	826,209
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,040,779
		2,073,250
Semiconductor & Semiconductor Equipment - 1.4%
National Semiconductor Corporation
3.95%, 04/15/2015	2,275,000	2,319,560

Software - 3.4%
Adobe Systems Incorporated
3.25%, 02/01/2015	2,175,000	2,224,262
Microsoft Corporation
2.95%, 06/01/2014	1,910,000	1,989,410
Oracle Corporation
5.25%, 01/15/2016	1,257,000	1,398,828
		5,612,500
Specialty Retail - 1.9%
Lowe's Companies, Inc.
5.00%, 10/15/2015	525,000	583,370
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	991,010

The Sherwin-Williams Company
3.125%, 12/15/2014	1,450,000	1,513,636
		3,088,016
TOTAL CORPORATE BONDS
(Cost $144,517,151)		151,887,236

PREFERRED STOCKS - 0.5%
Capital Markets - 0.5%
The Goldman Sachs Group, Inc.
Callable 06/22/2011	40,000	896,800

TOTAL PREFERRED STOCKS
(Cost $1,000,000)		896,800

U.S. GOVERNMENT & AGENCY ISSUES - 5.0%
Fannie Mae - 0.7%
5.00%, 03/15/2016	$1,000,000	$1,121,511

Federal Home Loan Bank - 1.0%
5.50%, 08/13/2014	500,000	565,978
4.875%, 05/17/2017	1,000,000	1,114,324
		1,680,302
Freddie Mac - 1.2%
5.55%, 10/04/2016
Callable 10/04/2011	1,500,000	1,537,740
5.125%, 11/17/2017	500,000	564,038
		2,101,778
U.S. Treasury Inflation Indexed Bonds - 1.1%
2.375%, 04/15/2011	499,279	501,035
3.375%, 01/15/2012	1,240,240	1,300,508
		1,801,543
U.S. Treasury Notes - 1.0%
4.25%, 11/15/2014	500,000	547,773
4.25%, 08/15/2015	500,000	548,868
4.50%, 02/15/2016	500,000	554,922
		1,651,563
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $7,804,574)		8,356,697

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds (b) - 2.1%
Federated Government Obligations Fund - Institutional Shares, 0.01%	3,397,062	3,397,062

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,397,062)		3,397,062

Total Investments - 99.1%
(Cost $156,718,787)		164,537,795

Other Assets in Excess of Liabilities - 0.9%		1,524,597

TOTAL NET ASSETS - 100.0%		$166,062,392

(a)	U.S. Dollar-denominated foreign security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

TOTAL NET ASSETS - 100.0%			$18,924,330

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments	$14,794,461
	Gross unrealized appreciation	$4,162,233
	Gross unrealized depreciation	(72,950)
	Net unrealized appreciation	$4,089,283

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM International Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value (US$)
COMMON STOCKS - 90.2%
AUSTRALIA - 7.2%
Airlines - 0.3%
Qantas Airways Limited (a)	49,327	$111,227

Building Products - 0.2%
Boral Limited	12,865	66,535

Chemicals - 0.1%
Incitec Pivot Limited	12,001	53,749

Commercial Banks - 2.3%
Australia and New Zealand Banking Group Limited	13,453	331,319
National Australia Bank Limited	18,941	506,444
		837,763
Commercial Services & Supplies - 0.5%
Brambles Limited	24,336	178,218

Containers & Packaging - 0.6%
Amcor Limited	27,841	203,309

Diversified Operations - 1.4%
BHP Billiton Limited	10,109	486,843

Diversified Telecommunication Services - 0.4%
Telstra Corporation Limited	46,422	135,407

Insurance - 0.7%
AMP Limited	20,337	114,223
QBE Insurance Group Limited	6,816	124,576
		238,799
Metals & Mining - 0.3%
Newcrest Mining Limited	2,642	108,818

Oil & Gas Exploration & Production Companies - 0.3%
Santos Limited	2,726	43,845
Woodside Petroleum Limited	1,185	57,363
		101,208
Real Estate - 0.1%
Westfield Group	5,019	48,488

Total Australia		2,570,364

DENMARK - 1.8%
Beverages - 1.6%
Carlsberg A/S - B Shares	5,170	556,680

Commercial Banks - 0.2%
Danske Bank A/S (a)	3,567	78,985

Total Denmark		635,665

FINLAND - 1.6%
Paper & Forest Products - 1.6%
UPM-Kymmene Oyj	26,612	562,698

Total Finland		562,698

FRANCE - 6.6%
Electronic Equipment & Instruments - 2.1%
Schneider Electric SA	4,339	741,594

IT Services - 0.9%
Cap Gemini	5,332	309,702

Oil & Gas Exploration & Production Companies - 1.9%
Total SA	11,448	696,903

Road & Rail - 1.7%
Groupe Eurotunnel SA (a)	57,285	609,448

Total FRANCE		2,357,647

GERMANY - 11.6%
Automobiles - 2.6%
Continental AG (a)	10,197	920,103

Chemicals - 5.1%
Bayer AG	17,770	1,376,028
Linde AG	2,902	458,360
		1,834,388
Machinery - 2.2%
MAN SE	6,216	775,216

Metals & Mining - 1.7%
ThyssenKrupp AG	14,614	597,095

Total Germany		4,126,802

HONG KONG - 2.7%
Diversified Operations - 0.4%
Hutchison Whampoa Limited	13,000	153,923

Electric Utilities - 0.5%
Hongkong Electric Holdings Limited	25,000	167,126

Insurance - 0.6%
AIA Group Ltd (a)	69,600	214,297

Media - 0.4%
Television Broadcasts Limited	25,000	146,878

Oil & Gas Exploration & Production Companies - 0.1%
CNOOC Limited	16,000	40,316

Real Estate - 0.5%
Agile Property Holdings Limited	38,000	59,893
Cheung Kong (Holdings) Limited	6,000	97,808
		157,701

Textiles, Apparel & Luxury Goods - 0.2%
Bosideng International Holdings Limited	266,000	78,994

Total Hong Kong		959,235

ITALY - 2.9%
Commercial Banks - 1.3%
Banco Popolare Societa Coopertiva	155,051	462,327

Oil & Gas Exploration & Production Companies - 1.6%
Eni S.p.A.	23,159	568,784

Total Italy		1,031,111

JAPAN - 24.8%
Auto Components - 0.5%
DENSO CORPORATION	5,200	172,541

Automobiles - 2.6%
HONDA MOTOR CO., LTD.	4,500	169,061
Toyota Motor Corporation	18,400	741,044
		910,105
Building Products - 1.2%
Nippon Sheet Glass Company, Limited	151,000	435,682

Chemicals - 0.6%
Mitsubishi Chemical Holdings Corporation	13,500	84,882
Ube Industries, Ltd.	42,000	133,806
		218,688
Commercial Banks - 3.0%
Mitsubishi UFJ Financial Group, Inc.	85,700	395,633
Resona Holdings, Inc.	35,000	166,626
Sumitomo Mitsui Financial Group, Inc.	16,658	517,884
		1,080,143
Distributors - 1.4%
MITSUI & CO., LTD.	28,400	509,070

Diversified Financial Services - 1.2%
Credit Saison Co., Ltd.	6,600	106,165
ORIX Corporation	3,331	311,956
		418,121
Electronic Equipment & Instruments - 4.9%
FANUC LTD.	1,100	166,495
Hitachi, Ltd.	97,000	504,941
MURATA MANUFACTURING COMPANY, LTD.	2,900	208,836
NEC Corporation	27,000	58,753
NIDEC CORPORATION	1,700	147,151
OMRON Corporation	12,562	353,089
PIONEER CORPORATION (a)	30,200	125,622
Sony Corporation	5,100	163,337
		1,728,224
Household Durables - 0.8%
JVC KENWOOD Holdings, Inc. (a)	55,600	270,046

Insurance - 0.4%
The Dai-ichi Life Insurance Company Ltd.	83	125,228

Investment Bank & Brokerage - 0.2%
Nomura Holdings, Inc.	16,600	86,812

IT Services - 0.2%
Nomura Research Institute, Ltd.	3,900	86,083

Machinery - 2.0%
KUBOTA CORPORATION	9,000	84,828
SMC CORPORATION	1,000	164,583
SUMITOMO HEAVY INDUSTRIES, LTD.	52,446	342,368
THK CO., LTD.	5,500	138,327
		730,106
Metals & Mining - 0.9%
JFE Holdings, Inc.	4,100	119,973
MITSUBISHI MATERIALS CORPORATION (a)	55,000	186,463
		306,436
Office Electronics - 0.3%
CANON INC.	2,600	113,153

Oil & Gas Exploration & Production Companies - 1.0%
INPEX CORPORATION	30	227,579
JX Holdings, Inc.	21,500	144,746
		372,325
Pharmaceuticals - 0.5%
Mitsubishi Tanabe Pharma Corporation	11,900	193,135

Professional Services - 0.4%
DENTSU INC.	5,500	141,963

Real Estate - 1.4%
Mitsubishi Estate Company Ltd.	11,000	186,067
NTT URBAN DEVELOPMENT CORPORATION	274	229,596
Sumitomo Realty & Development Co., Ltd.	4,000	80,019
		495,682
Semiconductor & Semiconductor Equipment - 0.9%
Tokyo Electron Limited	5,900	325,216

Wireless Telecommunication Services - 0.4%
NTT DOCOMO, INC.	73	128,307

Total Japan		8,847,066

MALAYSIA - 0.1%
Chemicals - 0.1%
Petronas Chemicals Group Bhd. (a)	22,000	52,589

Total Malaysia		52,589

NETHERLANDS - 1.6%
Aerospace & Defense - 1.6%
European Aeronautic Defence and Space Company	19,783	575,866

Total Netherlands		575,866

RUSSIA - 1.5%
Oil & Gas Exploration & Production Companies - 1.5%
Gazprom - ADR	9,400	304,278
LUKOIL - ADR (a)	3,300	236,445

Total Russia		540,723

SINGAPORE - 1.4%
Commercial Banks - 1.1%
DBS Group Holdings Limited	11,000	127,759
United Overseas Bank Limited	17,000	253,550
		381,309
Diversified Operations - 0.3%
Keppel Corporation Limited	11,000	107,338

Total Singapore		488,647

SOUTH KOREA - 0.4%
Commercial Banks - 0.1%
Daegu Bank	1,750	28,716

Diversified Financial Services - 0.1%
KB Financial Group, Inc.	920	48,225

Insurance - 0.2%
Samsung Life Insurance Co., Ltd.	650	61,033

Total South Korea		137,974

SWEDEN - 1.0%
Wireless Telecommunication Services - 1.0%
Telefonaktiebolaget LM Ericsson - B Shares	26,704	344,382

Total Sweden		344,382

SWITZERLAND - 2.9%
Capital Markets - 1.7%
UBS AG (a)	33,417	599,578

Textiles, Apparel & Luxury Goods - 1.2%
Compagnie Financiere Richemont SA	5,245	302,937
Swatch Group AG	309	136,619
		439,556

Total Switzerland		1,039,134

TAIWAN - 0.1%
Semiconductor & Semiconductor Equipment - 0.1%
Advanced Semiconductor Engineering Inc.	31,000	33,629

Total Taiwan		33,629

UNITED KINGDOM - 22.0%
Aerospace & Defense - 2.8%
BAE Systems plc	114,822	598,461
Cobham plc	106,784	394,342
		992,803

Airlines - 2.1%
International Consolidated Airlines Group SA (a)	201,619	734,207

Capital Markets - 0.3%
Origo Partners plc (a)	146,066	103,804

Commercial Banks - 4.9%
Barclays plc	96,897	431,432
Lloyds Banking Group plc (a)	743,975	693,299
Royal Bank of Scotland Group plc (a)	936,132	612,565
		1,737,296
Diversified Operations - 2.2%
Rolls-Royce Group plc (a)	77,684	771,407

Energy Equipment & Services - 0.2%
Petrofac Limited	3,026	72,281

Food & Staples Retailing - 1.2%
Tesco plc	73,180	447,279

Hotels, Restaurants & Leisure - 0.6%
Compass Group plc	25,447	228,809

Metals & Mining - 5.4%
Rio Tinto plc	10,379	729,107
Sable Mining Africa Ltd. (a)	274,156	103,354
Xstrata plc	46,880	1,095,742
		1,928,203
Oil & Gas Exploration & Production Companies - 1.3%
Cairn Energy plc (a)	18,131	134,406
Tullow Oil plc	13,876	322,325
		456,731
Specialty Retail - 1.0%
Kingfisher plc	90,604	357,410

Total United Kingdom		7,830,230

TOTAL COMMON STOCKS
(Cost $30,445,585)		32,133,762

PREFERRED STOCKS - 4.1%
GERMANY - 4.1%
Automobiles - 4.1%
Porsche Automobil Holding SE	8,164	534,648
Volkswagen AG	5,704	925,176
		1,459,824
TOTAL PREFERRED STOCKS
(Cost $1,139,053)		1,459,824

RIGHTS - 0.2%
GERMANY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	9,224	79,962

Total Germany		79,962

TOTAL RIGHTS
(Cost $96,200)		79,962

WARRANTS - 0.7%
GERMANY - 0.7%
Commercial Banks - 0.7%
Deutsche Bank AG London LEPO
Expiration: 02/28/2018	66,984	251,525

Total Germany		251,525

TOTAL WARRANTS
(Cost $194,431)		251,525

Total Investments (Cost $31,875,269) - 95.2%		33,925,073

Other Assets in Excess of Liabilities - 4.8%		1,702,011

TOTAL NET ASSETS - 100.0%		$35,627,084

ADR	American Depository Receipt.
LEPO	Low exercise price option.
(a)	Non-income producing security.

Forward Currency Exchange Contracts
At March 31, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $152,163 as of March 31, 2011. The terms of the open contracts are as follows:

	Settlement	Currency to		Currency to
	Date	be Delivered		be Received		Asset	Liability
	4/15/11	710,000	AUD			$ -
				712,428	USD		$ 20,603
	4/15/11	724,694	USD			2,922
				450,000	GBP		-
	4/15/11	450,000	GBP			-
				726,305	USD		4,533
	4/15/11	2,013,514	USD			36,628
				164,423,929	JPY		-
	4/15/11	337,000	USD			-
				26,933,043	JPY		13,181
	4/20/11	289,674	AUD			1,356
				210,000	EURO		2,732
	4/20/11	840,000	EURO			50,571
				1,191,887	AUD		10,832
	4/20/11	270,000	AUD			-
				371,839	EURO		1,150
	4/20/11	1,160,000	EURO			-
				1,478,246	CHF		33,786
	4/20/11	1,118,745	DKK			2,559
				150,000	EURO		2,628

	4/20/11	640,000	EURO			16,683
				554,925	GBP		-
	4/20/11	1,406,964	HKD			441
				130,000	EURO		3,706
	4/20/11	1,744,930	NOK			6,099
				220,000	EURO		2,575
	4/20/11	50,000	EURO			609
				445,375	SEK		267

4/20/11	5,751,360	SEK			9,665
			640,000	EURO		6,043
4/20/11	130,000	EURO			2,778
			231,899	SGD		2,974
4/20/11	410,000	EURO			-
			47,464,675	JPY		10,164
4/20/11	233,811,760	JPY			135,545
			2,080,000	EURO		-
4/20/11	43,552,330	EURO			38
			370,000	JPY		594
5/6/11	180,000	EURO			4,928
			895,590	ILS		2,891
					$ 270,822	$118,659
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EURO	Euro
GBP	British Pound
HDK	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Kroner
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments			$31,875,269
Gross unrealized appreciation			$2,902,643
Gross unrealized depreciation			(852,839)
Net unrealized appreciation			$2,049,804

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.6%
Honeywell International Inc.	12,000	$716,520

Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	8,500	630,105

Beverages - 2.2%
The Coca-Cola Company	10,000	663,500
PepsiCo, Inc.	5,000	322,050
		985,550
Building Products - 0.9%
Masco Corporation	27,500	382,800

Capital Markets - 2.6%
Lazard Ltd. - Class A (b)	27,500	1,143,450

Chemicals - 4.1%
FMC Corporation	10,000	849,300
Monsanto Company	9,000	650,340
Praxair, Inc.	3,000	304,800
		1,804,440
Commercial Banks - 4.5%
BOK Financial Corporation	20,000	1,033,600
Wells Fargo & Company	30,000	951,000
		1,984,600
Commercial Services & Supplies - 4.0%
Robert Half International, Inc.	32,500	994,500
Waste Management, Inc.	20,000	746,800
		1,741,300
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	85,000	522,750
Cisco Systems, Inc.	25,000	428,750
		951,500
Computers & Peripherals - 3.9%
EMC Corporation (a)	40,000	1,062,000
International Business Machines Corporation	4,020	655,541
		1,717,541
Distributors - 2.2%
LKQ Corporation (a)	40,000	964,000

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	20,000	922,000

Diversified Telecommunication Services - 2.8%
AT&T Inc.	25,000	765,000
Verizon Communications Inc.	12,500	481,750
		1,246,750
Electrical Equipment & Instruments - 3.1%
Emerson Electric Co.	8,000	467,440
Roper Industries, Inc.	10,400	899,184
		1,366,624

Electronic Equipment & Instruments - 2.0%
National Instruments Corporation	26,250	860,213

Energy Equipment & Services - 5.6%
Nabors Industries Ltd. (a)(b)	6,800	206,584
National Oilwell Varco Inc.	12,500	990,875
Noble Corporation (b)	10,000	456,200
Schlumberger Limited (b)	8,400	783,384
		2,437,043
Food & Staples Retailing - 2.7%
CVS Caremark Corporation	15,000	514,800
The Kroger Co.	27,500	659,175
		1,173,975
Health Care Equipment & Supplies - 6.2%
Covidien plc (b)	12,500	649,250
DENTSPLY International Inc.	17,500	647,325
PerkinElmer, Inc.	32,500	853,775
Thermo Fisher Scientific, Inc. (a)	10,000	555,500
		2,705,850
Industrial Power Producers & Energy Traders - 1.7%
Duke Energy Corporation	40,000	726,000

Insurance - 3.9%
HCC Insurance Holdings, Inc.	30,000	939,300
Prudential Financial, Inc.	12,500	769,750
		1,709,050
IT Consulting & Services - 3.1%
Accenture plc - Class A (b)	10,000	549,700
Western Union Company	40,000	830,800
		1,380,500
Machinery - 1.8%
Danaher Corporation	15,000	778,500

Media - 1.9%
Cinemark Holdings, Inc.	42,500	822,375

Multiline Retail - 1.3%
Kohl's Corporation	11,000	583,440

Oil & Gas & Consumable Fuels - 12.8%
Cabot Oil & Gas Corporation	10,000	529,700
ConocoPhillips	6,000	479,160
Denbury Resources Inc. (a)	35,000	854,000
EXCO Resources, Inc.	37,500	774,750
Exxon Mobil Corporation	4,000	336,520
Peabody Energy Corporation	12,500	899,500
SM Energy Company	12,500	927,375
The Williams Companies, Inc.	25,000	779,500
		5,580,505
Paper & Forest Products - 1.7%
Louisiana-Pacific Corporation (a)	70,000	735,000

Personal Products - 2.2%
Avon Products, Inc.	35,000	946,400

Software - 6.0%
Adobe Systems Incorporated (a)	27,500	911,900
Nuance Communications, Inc. (a)	40,000	782,400
Oracle Corporation	27,500	917,675
		2,611,975
Specialty Retail - 5.2%
Foot Locker, Inc.	45,000	887,400
The Home Depot, Inc.	12,800	474,368
PetSmart, Inc.	10,000	409,500
RadioShack Corporation	32,500	487,825
		2,259,093
TOTAL COMMON STOCKS
(Cost $30,974,147)		41,867,099

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds (c) - 4.6%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.00%	684,774	684,774
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,303,195	1,303,195

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,987,969)		1,987,969

Total Investments - 100.3%
(Cost $32,962,116)		43,855,068

Liabilities in Excess of Other Assets - (0.3)%		(126,946)

TOTAL NET ASSETS - 100.0%		$43,728,122

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$32,962,116
Gross unrealized appreciation	$11,266,520
Gross unrealized depreciation	(373,568)
Net unrealized appreciation	$10,892,952

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 3.5%
The Boeing Company	7,000	$517,510
Rockwell Collins, Inc.	10,000	648,300
		1,165,810
Air Freight & Logistics - 3.6%
C.H. Robinson Worldwide, Inc.	7,000	518,910
FedEx Corp.	7,000	654,850
		1,173,760
Beverages - 2.0%
The Coca-Cola Company	10,000	663,500

Biotechnology - 1.4%
Celgene Corporation (a)	8,000	460,240

Chemicals - 4.3%
FMC Corporation	10,000	849,300
Monsanto Company	8,000	578,080
		1,427,380
Commercial Banks - 2.1%
Glacier Bancorp, Inc.	15,000	225,750
Wells Fargo & Company	15,000	475,500
		701,250
Computers & Peripherals - 9.0%
Apple Inc. (a)	2,500	871,125
EMC Corporation (a)	30,000	796,500
International Business Machines Corporation	5,000	815,350
NetApp, Inc. (a)	10,000	481,800
		2,964,775
Construction & Engineering - 2.3%
Foster Wheeler AG (a)(b)	20,000	752,400

Consumer Finance - 1.4%
American Express Company	10,000	452,000

Diversified Consumer Services - 1.0%
DeVry, Inc.	6,000	330,420

Electrical Equipment & Instruments - 3.9%
AMETEK, Inc.	9,000	394,830
Emerson Electric Co.	15,000	876,450
		1,271,280
Electronic Equipment & Instruments - 3.5%
National Instruments Corporation	18,000	589,860
Trimble Navigation Limited (a)	11,000	555,940
		1,145,800
Energy Equipment & Services - 1.9%
National Oilwell Varco Inc.	8,000	634,160

Food & Staples Retailing - 2.2%
Costco Wholesale Corporation	10,000	733,200

Health Care Equipment & Supplies - 5.3%
Covidien plc (b)	13,000	675,220
PerkinElmer, Inc.	20,000	525,400
Thermo Fisher Scientific, Inc. (a)	10,000	555,500
		1,756,120
Health Care Providers & Services - 2.6%
Allscripts Healthcare Solutions, Inc. (a)	20,000	419,800
Express Scripts, Inc. (a)	8,000	444,880
		864,680
Hotels, Restaurants & Leisure - 1.8%
Carnival Corporation (b)	15,000	575,400

Household Durables - 2.5%
Williams-Sonoma, Inc.	20,000	810,000

Household Products - 3.3%
Colgate-Palmolive Company	6,000	484,560
The Procter & Gamble Company	10,000	616,000
		1,100,560
Insurance - 2.3%
Prudential Financial, Inc.	12,000	738,960

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	3,000	540,390

Internet Software & Services - 2.2%
Google Inc. - Class A (a)	500	293,105
Yahoo! Inc. (a)	25,000	416,250
		709,355
IT Consulting & Services - 1.1%
Visa Inc. - Class A	5,000	368,100

Machinery - 2.5%
Danaher Corporation	16,000	830,400

Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	10,000	577,800

Oil & Gas & Consumable Fuels - 11.4%
Brigham Exploration Company (a)	20,000	743,600
Cabot Oil & Gas Corporation	13,000	688,610
Oasis Petroleum Inc. (a)	15,000	474,300
Pioneer Natural Resources Company	5,000	509,600
Range Resources Corporation	10,000	584,600
SM Energy Company	10,000	741,900
		3,742,610
Personal Products - 1.0%
Avon Products, Inc.	12,000	324,480

Software - 11.5%
Adobe Systems Incorporated (a)	15,000	497,400
ANSYS, Inc. (a)	6,000	325,140
Aspen Technology, Inc. (a)	20,000	299,800
Citrix Systems, Inc. (a)	7,000	514,220
Nuance Communications, Inc. (a)	18,000	352,080
Oracle Corporation	20,000	667,400
Pegasystems Inc.	8,000	303,520
TIBCO Software Inc. (a)	30,000	817,500
		3,777,060
Specialty Retail - 4.8%
Dick's Sporting Goods, Inc. (a)	13,000	519,740
Guess?, Inc.	10,000	393,500
Tractor Supply Company	11,000	658,460
		1,571,700
TOTAL COMMON STOCKS
(Cost $22,899,658)		32,163,590

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds (c) - 2.8%
Federated Government Obligations Fund - Institutional Shares, 0.01%	904,096	904,096

TOTAL SHORT-TERM INVESTMENTS
(Cost $904,096)		904,096

Total Investments - 100.6%
(Cost $23,803,754)		33,067,686

Liabilities in Excess of Other Assets - (0.6)%		(182,712)

TOTAL NET ASSETS - 100.0%		$32,884,974

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments	$23,803,754
	Gross unrealized appreciation	$9,345,346
	Gross unrealized depreciation	(81,414)
	Net unrealized appreciation	$9,263,932

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Small Cap Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 91.1%
Aerospace & Defense - 1.3%
Hexcel Corporation (a)	6,900	$135,861

Air Freight & Logistics - 1.6%
Forward Air Corporation	1,275	39,053
UTI Worldwide, Inc. (b)	6,300	127,512
		166,565
Auto Components - 1.0%
Group 1 Automotive, Inc.	2,450	104,860

Biotechnology - 1.4%
PAREXEL International Corporation (a)	5,800	144,420

Capital Markets - 2.0%
Raymond James Financial, Inc.	2,950	112,808
Evercore Partners, Inc. - Class A	2,900	99,441
		212,249
Chemicals - 1.4%
Calgon Carbon Corporation (a)	3,100	49,228
Cytec Industries Inc.	1,850	100,585
		149,813
Commercial Banks - 3.7%
Glacier Bancorp, Inc.	5,850	88,042
Home Bancshares Inc.	3,300	75,075
Prosperity Bancshares, Inc.	2,325	99,440
Texas Capital Bancshares, Inc. (a)	4,950	128,651
		391,208
Commercial Services & Supplies - 2.8%
Insperity, Inc.	4,700	142,786
Interface, Inc. - Class A	7,200	133,128
Mobile Mini, Inc. (a)	1,025	24,621
		300,535
Communications Equipment - 3.4%
Arris Group Inc. (a)	5,900	75,166
Brocade Communications Systems, Inc. (a)	19,550	120,232
Emulex Corporation (a)	9,900	105,633
NICE Systems Limited - ADR (a)(b)	1,550	57,257
		358,288
Computers & Peripherals - 0.9%
SMART Technologies Inc. - Class A (a)(b)	9,800	100,058

Consumer Finance - 2.5%
Cash America International, Inc.	2,600	119,730
First Cash Financial Services, Inc. (a)	3,850	148,610
		268,340
Containers & Packaging - 0.8%
Silgan Holdings Inc.	2,300	87,722

Distributors - 2.5%
LKQ Corporation (a)	3,700	89,170
WESCO International, Inc. (a)	2,750	171,875
		261,045

Diversified Consumer Services - 1.0%
American Public Education Inc. (a)	2,750	111,237

Electrical Equipment & Instruments - 2.9%
Belden Inc.	3,075	115,466
Franklin Electric Co., Inc.	2,025	93,555
II-VI, Incorporated (a)	1,000	49,750
SunPower Corporation - Class A (a)	2,925	50,135
		308,906
Electronic Equipment & Instruments - 2.8%
Anixter International Inc.	1,500	104,835
National Instruments Corporation	3,525	115,514
Rofin-Sinar Technologies, Inc. (a)	1,975	78,013
		298,362
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (a)	2,250	104,467
CARBO Ceramics Inc.	1,050	148,176
Core Laboratories N.V. (b)	950	97,062
Dril-Quip, Inc. (a)	1,500	118,545
		468,250
Food & Staples Retailing - 0.9%
Ruddick Corporation	2,600	100,334

Food Products - 0.5%
SunOpta Inc. (a)(b)	6,850	50,827

Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)	4,500	97,380
Zoll Medical Corporation (a)	2,500	112,025
		209,405
Health Care Providers & Services - 4.1%
HMS Holdings Corporation (a)	1,650	135,052
MWI Veterinary Supply, Inc. (a)	2,075	167,411
PSS World Medical, Inc. (a)	4,950	134,393
		436,856
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (a)	1,950	76,694
LIFE TIME FITNESS, Inc. (a)	1,275	47,570
		124,264
Household Durables - 1.0%
Tempur-Pedic International Inc. (a)	2,200	111,452

Industrial Conglomerates - 0.9%
Raven Industries, Inc.	1,550	95,201

Insurance - 0.9%
AmTrust Financial Services, Inc.	5,150	98,210

Internet Software & Services - 3.0%
Digital River, Inc. (a)	3,450	129,134
LivePerson, Inc. (a)	8,100	102,384
LogMeIn, Inc. (a)	2,100	88,536
		320,054
Leisure Equipment & Products - 1.4%
Brunswick Corporation	5,700	144,951

Machinery - 8.2%
Actuant Corporation - Class A	3,800	110,200
Albany International Corporation - Class A	2,350	58,515
Astec Industries, Inc. (a)	3,250	121,192
CIRCOR International, Inc.	2,550	119,901
CLARCOR Inc.	2,450	110,078
EnPro Industries, Inc. (a)	2,750	99,880
Harsco Corporation	1,550	54,700
The Middleby Corporation (a)	1,250	116,525
Westport Innovations Inc. (a)(b)	3,650	80,227
		871,218
Marine - 1.0%
Kirby Corporation (a)	1,800	103,122

Media - 2.6%
Cinemark Holdings, Inc.	5,900	114,165
Live Nation Inc. (a)	7,750	77,500
National CineMedia, Inc.	4,600	85,882
		277,547
Metals & Mining - 2.5%
Carpenter Technology Corporation	3,350	143,079
Haynes International, Inc.	2,200	121,990
		265,069
Oil & Gas & Consumable Fuels - 7.2%
Approach Resources Inc. (a)	4,450	149,520
Brigham Exploration Company (a)	3,225	119,905
Gulfport Energy Corporation (a)	2,150	77,722
Oasis Petroleum Inc. (a)	4,350	137,547
Rosetta Resources, Inc. (a)	3,550	168,767
SM Energy Company	1,450	107,576
		761,037
Paper & Forest Products - 1.1%
Louisiana-Pacific Corporation (a)	10,800	113,400

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings Inc. (a)	2,050	78,228

Real Estate Investment Trusts - 0.9%
Potlatch Corporation	2,475	99,495

Software - 7.1%
Aspen Technology, Inc. (a)	7,350	110,176
Ebix, Inc. (a)	4,275	101,104
Lawson Software, Inc. (a)	11,650	140,965
MicroStrategy Incorporated - Class A (a)	1,100	147,928
Pegasystems Inc.	3,200	121,408
TIBCO Software Inc. (a)	4,800	130,800
		752,381
Specialty Retail - 5.5%
DSW Inc. - Class A (a)	3,354	134,026
Hibbett Sports Inc. (a)	3,800	136,078
Monro Muffler Brake, Inc.	2,400	79,152
Tractor Supply Company	2,100	125,706
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,200	105,886
		580,848
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	6,950	123,988
The Warnaco Group, Inc. (a)	1,550	88,645
		212,633

TOTAL COMMON STOCKS
(Cost $7,317,333)		9,674,251

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds (c) - 2.9%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.0%	25,741	25,741
Federated Government Obligations Fund - Institutional Shares, 0.01%	279,178	279,178

TOTAL SHORT-TERM INVESTMENTS
(Cost $304,919)		304,919

Total Investments - 94.0%
(Cost $7,622,252)		9,979,170

Other Assets in Excess of Liabilities - 6.0%		635,197

TOTAL NET ASSETS - 100.0%		$10,614,367

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments		$7,622,252
Gross unrealized appreciation		$2,369,859
Gross unrealized depreciation		(12,941)
Net unrealized appreciation		$2,356,918

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2011

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organinzed into three levels based upon the assumptionsn (refererd to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements  (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Level 1 and 2 (effective for interim and annual periods beginning after December 15, 2009) as well as additional details regarding Level 3 transactions activity (effective for interim and annual periods beginning after December 15, 2010).  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2011:

LKCM Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 812,887,865	$ -	$ -	$ 812,887,865
Money Market Funds	19,637,702	-	-	19,637,702
Total Investments**	$ 832,525,567	$ -	$ -	$ 832,525,567

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 79,753,615	$ -	$ -	$ 79,753,615
Money Market Funds	3,310,594	-	-	3,310,594
Total Investments**	$ 83,064,209	$ -	$ -	$ 83,064,209

LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,571,309	$ -	$ -	$ 13,571,309
Corporate Bonds	-	5,052,123	-	5,052,123
Money Market Funds	260,312	-	-	260,312
Total Investments**	$ 13,831,621	$ 5,052,123	$ -	$ 18,883,744

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 896,800	$ -	$ -	$ 896,800
Corporate Bonds	-	151,887,236	-	151,887,236
U.S. Government & Agency Issues	-	8,356,697	-	8,356,697
Money Market Funds	3,397,062	-	-	3,397,062
Total Investments**	$ 4,293,862	$ 160,243,933	$ -	$ 164,537,795

LKCM International Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 32,133,762	$ -	$ -	$ 32,133,762	$ -
Preferred Stocks	1,459,824	-	-	1,459,824	-
Rights	-	79,962	-	79,962	-
Warrants	-	251,525	-	251,525	-
Money Market Funds	-	-	-	-
Forward Currency Exchange Contracts	-	-	-	-	152,163
Total Investments**	$ 33,593,586	$ 331,487	$ -	$ 33,925,073	$ 152,163

LKCM Aquinas Value Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,867,099	$ -	$ -	$ 41,867,099
Money Market Funds	1,987,969	-	-	1,987,969
Total Investments**	$ 43,855,068	$ -	$ -	$ 43,855,068

LKCM Aquinas Growth Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 32,163,590	$ -	$ -	$ 32,163,590
Money Market Funds	904,096	-	-	904,096
Total Investments**	$ 33,067,686	$ -	$ -	$ 33,067,686

LKCM Aquinas Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,674,251	$ -	$ -	$ 9,674,251
Money Market Funds	304,919	-	-	304,919
Total Investments**	$ 9,979,170	$ -	$ -	$ 9,979,170

At December 31, 2010, the securities in the International Fund were not adjusted using factors provided by the fair value vendor.  The securities were not adjusted at March 31, 2011.  There were no significant transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the other Funds,  as compared to their classification from the previous report.

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**	Additional information regarding the industry and/or geographical classifications of these investments is disclosed in the Schedule of Investments.

In March 2008, the Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Other than the International Fund, the standard does not have any impact on the Funds' financial disclosures because those Funds have not maintained any positions in derivative instruments or engaged in hedging activities during the quarter ended March 31, 2011.  Additional information regarding derivative instruments and hedging activities of the International Fund is disclosed in the Schedule of Investments.

The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations.  Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market".

When the forward contract is closed, or the delivery of the currency is made or taken, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.  The Funds are subject to off-balance sheet risk to the extent of changes in currency exchange rates.  As of March 31, 2011, the International Fund had outstanding forward foreign currency contracts as shown just after the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date   5/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title /s/ J. Luther King, Jr.
    J. Luther King, Jr., President

Date   5/24/11

By (Signature and Title) /s/ Jacob D. Smith
 Jacob D. Smith, Chief Financial Officer

Date  5/24/11